Cash Flow Reconciliations (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

			Deferred
		Non-cash	financing
	Cash flows	items	costs, assets	Borrowings
January 1, 2019				1,365,800
Borrowings drawdowns	445,000	—	—	445,000
Borrowings repayments	(465,195)	—	—	(465,195)
Additions in deferred loan issuance costs	(6,173)	(164)	(50)	(6,387)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	6,806	—	6,806
December 31, 2019				1,346,024
Borrowings drawdowns	479,984	—	—	479,984
Borrowings repayments	(540,701)	—	—	(540,701)
Additions in deferred loan issuance costs	(7,362)	164	—	(7,198)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	7,434	—	7,434
December 31, 2020				1,285,543
Borrowings repayments (Note 7)	(205,179)	—	—	(205,179)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	5,394	—	5,394
December 31, 2021				1,085,758

Schedule of reconciliation of net derivatives assets/liabilities arising from financing activities

		Non-cash	Net derivative
	Cash flows	items	assets/(liabilities)
January 1, 2019			4,935
Unrealized loss on interest rate swaps held for trading (Note 18)	—	(14,381)	(14,381)
Unrealized gain on forward foreign exchange contracts held for trading (Note 18)	—	523	523
December 31, 2019			(8,923)
Proceeds from entering into interest rate swaps	(16,056)	—	(16,056)
Payment for interest rate swaps termination	13,210	—	13,210
Unrealized loss on interest rate swaps held for trading (Note 18)	—	(8,623)	(8,623)
Unrealized gain on forward foreign exchange contracts held for trading (Note 18)	—	55	55
December 31, 2020			(20,337)
Unrealized gain on interest rate swaps held for trading (Note 18)	—	11,092	11,092
December 31, 2021			(9,245)

Schedule of reconciliation of lease liabilities arising from financing activities

		Non-cash
	Cash flows	items	Lease liabilities
January 1, 2019			1,393
Lease expense (Note 13)	—	56	56
Payments for interest	(54)	—	(54)
Payments for lease liabilities	(491)	(18)	(509)
December 31, 2019			886
Additions	—	34	34
Lease expense (Note 13)	—	33	33
Payments for interest	(34)	—	(34)
Payments for lease liabilities	(540)	65	(475)
December 31, 2020			444
Additions	—	57,671	57,671
Lease expense (Note 13)	—	333	333
Payments for interest	(333)	—	(333)
Payments for lease liabilities	(2,217)	—	(2,217)
December 31, 2021			55,898